Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of derivative financial instruments [Abstract]
Derivative financial instruments	Note 19: Derivative financial instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2025			2024
	Contract/ notional amount £m	Fair value		Contract/ notional amount £m	Fair value
		Assets £m	Liabilities £m		Assets £m	Liabilities £m
Trading and other
Exchange rate contracts	689,215	7,594	6,454	707,329	10,247	9,172
Interest rate contracts	15,086,291	11,797	8,924	12,864,265	13,436	11,644
Credit derivatives	5,566	75	170	6,103	87	172
Equity, commodity and other contracts	8,914	236	294	8,678	247	333
Total derivative assets/liabilities – trading and other	15,789,986	19,702	15,842	13,586,375	24,017	21,321
Hedging
Interest rate
Currency swaps	35	4	–	43	2	–
Interest rate swaps	211,737	8	253	231,064	6	337
Designated as fair value hedges	211,772	12	253	231,107	8	337
Foreign exchange
Currency swaps	1,554	6	33	1,963	30	14
Interest rate
Interest rate swaps	571,126	7	4	484,996	10	4
Designated as cash flow hedges	572,680	13	37	486,959	40	18
Total derivative assets/liabilities – hedging	784,452	25	290	718,066	48	355
Total recognised derivative assets/liabilities	16,574,438	19,727	16,132	14,304,441	24,065	21,676
The notional amount of the contract does not represent the Group’s exposure to credit risk, which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure; a large proportion of the
Group’s derivatives are held through exchanges such as London Clearing House and are collateralised through those exchanges.
The Group holds derivatives as part of the following strategies:
•Customer driven, where derivatives are held as part of the provision of risk management products to Group customers
•To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches
•Derivatives held in policyholder funds as permitted by the investment strategies of those funds
The principal derivatives used by the Group are as follows:
•Interest rate related contracts that include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date
•Exchange rate related contracts that include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate.
Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date
•Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place
•Equity, commodity and other contracts including commodity swaps and options
Note 19: Derivative financial instruments continued
The Group’s hedged items and gains and losses arising from hedge accounting are summarised as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Hedge ineffectiveness recognised in the income statement[4] £m

Fair value hedges	Assets £m	Liabilities £m	Assets £m	Liabilities £m
At 31 December 2025
Interest rate
Fixed rate mortgages[1]	121,732	–	(178)	–	725	(68)
Fixed rate issuance[2]	–	45,053	–	829	(530)	10
Fixed rate bonds[3]	35,058	–	(1,053)	–	(138)	4
Total	156,790	45,053	(1,231)	829	57	(54)
At 31 December 2024
Interest rate
Fixed rate mortgages[1]	124,013	–	(890)	–	(184)	(52)
Fixed rate issuance[2]	–	51,499	–	1,340	(75)	(11)
Fixed rate bonds[3]	29,264	–	(1,070)	–	(1,158)	(18)
Total	153,277	51,499	(1,960)	1,340	(1,417)	(81)
1Included within loans and advances to customers.
2Included within debt securities in issue at amortised cost and subordinated liabilities.
3Included within financial assets at amortised cost and financial assets at fair value through other comprehensive income.
4Hedge ineffectiveness is included in the income statement within net trading income.

	Gain (loss) recognised in other comprehensive income £m	Amounts reclassified from reserves to net interest income as:		Cash flow hedge reserve		Change in fair value of hedged item for ineffectiveness assessment £m	Hedge ineffectiveness recognised in the income statement[1] £m
Cash flow hedges		Hedged cash flows that will no longer occur £m	Hedged item affected income statement £m	Continuing hedges £m	Discontinued hedges £m
At 31 December 2025
Foreign exchange
Foreign currency issuance[2]	(3)	–	(4)	(11)	138	7	–
Customer deposits[3]	–	–	4	–	9	–	–
Interest rate
Customer loans[4]	294	–	1,131	(2,159)	(1,475)	(802)	63
Central bank balances[5]	205	–	793	(100)	(831)	(487)	3
Customer deposits[3]	(14)	–	(55)	1,527	38	72	(12)
Total	482	–	1,869	(743)	(2,121)	(1,210)	54
At 31 December 2024
Foreign exchange
Foreign currency issuance[2]	61	–	(4)	75	59	(60)	–
Customer deposits[3]	–	–	–	–	5	–	–
Interest rate
Customer loans[4]	(2,700)	–	2,458	(3,470)	(1,590)	982	(61)
Central bank balances[5]	(780)	–	937	(1,012)	(917)	384	(7)
Customer deposits[3]	842	–	(794)	1,592	42	(51)	8
Total	(2,577)	–	2,597	(2,815)	(2,401)	1,255	(60)
1Hedge ineffectiveness is included in the income statement within net trading income. The reported hedge ineffectiveness includes an adjustment for off-market derivatives.
2Included within debt securities in issue at amortised cost and subordinated liabilities.
3Included within customer deposits.
4Included within loans and advances to customers.
5Included within cash and balances at central banks.
There was no gain or loss in either 2025 or 2024 reclassified from the cash flow hedge reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.
The accumulated amount of fair value hedge adjustments remaining on the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £524 million relating to fixed rate issuances of £498 million and mortgages of
£26 million (2024: liability of £980 million relating to fixed rate issuances of £582 million and mortgages of £398 million).
Note 19: Derivative financial instruments continued
Details of the Group’s hedging instruments are set out below:

	Maturity						Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Interest rate
Cross currency swap
Notional	–	–	–	35	–	35	2
Average fixed interest rate	–	–	–	1.28%	–
Average EUR/GBP exchange rate	–	–	–	1.38	–
Interest rate swap
Notional	395	5,503	31,294	132,417	42,128	211,737	(113)
Average fixed interest rate	3.00%	3.24%	3.70%	3.33%	1.96%
						211,772	(111)
Cash flow hedges
At 31 December 2025
Foreign exchange
Currency swap
Notional	152	162	157	884	199	1,554	(7)
Average EUR/GBP exchange rate	1.13	1.16	1.14	0.98	0.95
Average USD/GBP exchange rate	1.33	1.31	1.30	1.29	–
Interest rate
Interest rate swap
Notional	12,636	31,911	114,577	321,862	90,140	571,126	1,771
Average fixed interest rate	4.03%	3.43%	3.65%	3.59%	3.56%
						572,680	1,764
Total						784,452	1,653

Fair value hedges
At 31 December 2024
Interest rate
Cross currency swap
Notional	–	–	–	–	43	43	–
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	5,236	13,781	55,607	111,300	45,140	231,064	1,336
Average fixed interest rate	3.04%	3.68%	4.04%	3.36%	2.27%
						231,107	1,336
Cash flow hedges
At 31 December 2024
Foreign exchange
Currency swap
Notional	107	441	646	763	6	1,963	61
Average EUR/GBP exchange rate	1.17	1.16	1.15	1.10	1.06
Average USD/GBP exchange rate	1.30	1.27	1.27	1.27	1.30
Interest rate
Interest rate swap
Notional	9,195	21,010	129,436	262,387	62,968	484,996	(600)
Average fixed interest rate	4.32%	4.36%	3.84%	3.34%	3.01%
						486,959	(539)
Total						718,066	797